Long-Duration Insurance Contracts Relating to Life Insurance Operations - Schedule of Balances of Policy Account (Detail) - Fixed Annuity And Annuitization Benefits - JPY (¥) ¥ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Policyholder Account Balance [Line Items]
Beginning balance	¥ 119,093	¥ 138,419
Transfer in	4,657	9,381
Surrenders and partial surrenders	(24)	(85)
Benefit payments and lump sum payments, etc.	(13,521)	(28,912)
Policy charges	(103)	(214)
Transfer out	(239)	(373)
Interests	406	895
Others	(10)	(18)
Ending balance	¥ 110,259	¥ 119,093
Weighted average guaranteed interest rate (%)	0.70%	0.70%
Benefits in excess of policy account balances (Millions of yen)	¥ 0	¥ 0
Cash surrender value (Millions of yen)	¥ 104,798	¥ 113,492